Schedule of net revenues from products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NetRevenuesLineItems [Line Items]
Net revenues	$ 2,622,110	$ 1,950,929	$ 2,332,715
Taxes on sales	347,311	184,714	216,141
Return of products sales	5,429	3,143	3,419
Revenues from products	2,974,850	2,138,786	2,552,275
Zinc [member]
NetRevenuesLineItems [Line Items]
Freight and insurance services	1,844,632	1,323,287	1,592,050
Lead [member]
NetRevenuesLineItems [Line Items]
Net revenues	223,341	161,964	259,238
Copper [member]
NetRevenuesLineItems [Line Items]
Freight and insurance services	305,793	197,756	174,697
Silver [member]
NetRevenuesLineItems [Line Items]
Freight and insurance services	69,691	58,568	63,867
Other [member]
NetRevenuesLineItems [Line Items]
Freight and insurance services	102,013	144,771	164,122
Freight and insurance services [member]
NetRevenuesLineItems [Line Items]
Freight and insurance services	$ 76,640	$ 64,583	$ 78,741